Income Taxes - Summary of Reconciliation of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income tax expense (benefit) reconciliation [Abstract]
Income tax expense (benefit) at federal statutory rate			$ 13,562	$ (16,947)
State income taxes			2,049	(3,365)
Permanent differences:
Derecognition of tax assets from IRS examination			9,284
Equity based compensation			168
Contingent consideration			134	49
Credits			(284)
Other nondeductible expenses			40	48
Foreign income benefit			(155)
Change in valuation allowance			(45)	253
Other			81	30
Total Income Tax Expense (Benefit)	$ 18,131	$ 16,177	$ 24,834	$ (19,932)